Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue

5. Revenue

	How Mine			Redwing Mine			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Gold sales	$82,540	85,568	63,037	—	250	769	82,540	85,818	63,806
Silver sales	55	64	32	—	—	—	55	64	32
Royalty revenue	—	—	—	—	—	1,225	—	—	1,225
Revenue recognized at a point in time	$82,595	85,632	63,069	—	250	1,994	82,595	85,882	65,063

Total ounces of gold sold(1)	24,860	37,239	33,585	—	107	409	24,860	37,346	33,994
Net work in progress (oz)	336	229	563	—	—	—	336	229	563
Gold produced (oz)	25,004	36,636	33,714	—	107	409	25,004	36,743	34,123
Tonnes milled (kt)	476	473	450	—	5	4	476	478	454
Grade (g/t)	1.9	2.7	2.6	*	*	*	1.9	2.7	2.6
Recovery (%)	89	90	90	*	*	*	88.8	90	90
Average net realized gold price ($/oz)(2)	$3,156	2,185	1,774	—	2,304	1,863	3,156	2,185	1,776

(1)      Gold sales were lower than production due to timing differences, including ounces produced near year-end being sold in the subsequent year and included in closing inventory. Additionally, acceptable weight differences between internal estimates and final assay results at Fidelity contributed to the variance.

(2)      Net revenue realised represents revenue after deduction of royalties.

*        In the absence of an assay-determined feed grade, recovery percentages cannot be calculated. The reported gold revenue was derived solely from the recycling of previously treated sands, with no assays conducted during the gold production process.